CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Operating and formation costs	$ 275,512	$ 461,657
Loss from operations	(275,512)	(461,657)
Other income (expenses):
Interest earned on marketable securities held in Trust Account	4,295	5,380
Transaction costs incurred in connection with warrant liability		(241,311)
Change in fair value of warrants	265,000	(936,666)
Total Other expenses, net	269,295	(1,172,597)
Net loss	$ (6,217)	$ (1,634,254)
Class A Common Stock Subject to Redemption
Other income (expenses):
Weighted average shares outstanding, basic and diluted	26,604,351	26,655,848
Basic and diluted net loss per common stock	$ 0.00	$ 0.00
Class A Common Stock Not Subject to Redemption
Other income (expenses):
Weighted average shares outstanding, basic and diluted	9,333,149	8,628,423
Basic and diluted net loss per common stock	$ 0.00	$ (0.19)